OTHER CURRENT FINANCIAL ASSETS - NET - Schedule of interest rates on maturities of time deposits (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Minimum | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	2.50%	2.50%
Minimum | Foreign currency
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	1.95%	0.06%
Maximum | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	5.00%	3.75%
Maximum | Foreign currency
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	5.06%	0.50%